Trade and other receivables - Carrying amounts of trade and other receivables (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	R 344,179	R 259,166
Current contract assets	207	0
Sundry debtors	43,189	27,811
Pre-payments	32,296	27,240
Closing balance	376,475	286,406
Gross carrying amount
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	344,551	248,878
Provision for impairment
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	(43,768)	(17,523)
Closing balance	R (43,768)	R (20,694)	R (13,346)